Prospectus supplement dated December 28, 2015
to the following prospectus(es):
Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Protection VUL - NLAIC, Nationwide YourLife Survivorship VUL, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, BOA America's Future Annuity, America's Future Horizon Annuity, Key Future, NEA Valuebuilder Future, BOA America's Exclusive Annuity II, BOA V, NEA Valuebuilder Select, BOA Achiever Annuity, BOA America's Future Annuity II, BOA America's Vision Annuity, BOA Elite Venue Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA IV, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination B, Nationwide Destination L, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, and BOA Next Generation II FPVUL prospectuses dated May 1, 2015
BOA America's Income Annuity prospectus dated May 1, 2014
BOA Choice Annuity, Paine Webber Choice Annuity, BOA Choice Venue Annuity II, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
Marathon VUL (NLAIC), BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA Protection Survivorship Life, and BOA ChoiceLife Protection prospectuses dated May 1, 2009
Survivor Options Elite (NLIC), Survivor Options Premier (NLIC), Options Premier (NLAIC), Survivor Options Premier (NLAIC), Nationwide Enterprise The Best of America Annuity, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, and BOA ChoiceLife Protection FPVUL prospectuses dated May 1, 2008
BOA Exclusive Annuity, America's Vision Annuity, and America's Vision Plus Annuity prospectuses dated May 1, 2004
ElitePRO Classic and ElitePRO LTD prospectuses dated May 1, 2003
Options VL (NLAIC), BOA InvestCare, BOA Last Survivor FPVUL, and BOA SPVL prospectuses dated May 1, 2002
Special Product (NLIC), Survivor Options Plus (NLIC), and Survivor Options VL (NLAIC) prospectuses dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	Effectively immediately, the American Century NVIT Growth Fund is renamed "NVIT Growth Fund." All references in the prospectus to the American Century NVIT Growth Fund are updated accordingly.
•	On December 9, 2015, the Board of Trustees of the Trust approved the termination of American Century Investment Management, Inc. ("American Century") as subadviser to the NVIT Growth Fund (the "Fund"), and approved the appointment of Boston Advisors, LLC ("Boston Advisors") to subadvise the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
PROS-0306

•	On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of The Boston Company Asset Management, LLC ("The Boston Company") as subadviser to the NVIT Large Cap Growth Fund (the "Fund"), and approved the appointment of Boston Advisors, LLC ("Boston Advisors") to subadvise the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
•	On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of The Boston Company Asset Management, LLC ("The Boston Company") as subadviser to the NVIT Emerging Markets Fund (the "Fund"), and approved the appointment of Lazard Asset Management LLC ("Lazard") to subadvise the Fund. This change is anticipated to take effect on or about February 1, 2016 (the "Effective Date").
•	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 9, 2015, the Board approved the termination of Pyramis Global Advisors, LLC ("Pyramis") as subadviser to the NVIT Multi-Manager Large Cap Growth Fund (the "Fund"), and approved the appointment of Smith Asset Management Group L.P. ("Smith Group") as a new subadviser to the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
•	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 9, 2015, the Board approved the termination of Neuberger Berman Management LLC ("Neuberger Berman") as subadviser to the NVIT Multi-Manager Small Company Fund (the "Fund"), and approved the appointment of Jacobs Levy Equity Management, Inc. ("Jacobs Levy") as a new subadviser to the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
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